Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization [Line Items]
2023	$ 686	$ 4,663
2024	604	3,841
2025	412	3,430
2026	$ 325	2,841
2027		2,494
2028 and thereafter		5,014
Total		22,283	€ 1,132,490
Continuing Operations [Member]
Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization [Line Items]
2023		837
2024		679
2025		598
2026		408
2027		322
2028 and thereafter		150
Total		2,994
Discontinued Operations [Member]
Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization [Line Items]
2023		3,826
2024		3,162
2025		2,832
2026		2,433
2027		2,172
2028 and thereafter		4,864
Total		$ 19,289